Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2024	$ 0
Estimated benefit payments by year:
2024	6,600
2025	6,700
2026	6,500
2027	7,100
2028	6,500
2029-2033	32,800
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2024	5,092
Estimated benefit payments by year:
2024	5,092
2025	5,321
2026	5,542
2027	5,742
2028	5,903
2029-2033	$ 31,314